Acquisitions (Details 1)	6 Months Ended
Jun. 30, 2017 USD ($)
Net tangible assets acquired:
Tangible assets acquired	$ 1,510,000
Goodwill	3,240,000
Total purchase price	4,750,000
Less: Issuance of shares	(2,666,666)
Less: Debt issued	(1,333,334)
Cash paid	750,000
Technology development
Net tangible assets acquired:
Tangible assets acquired	1,400,000
Customer Contracts
Net tangible assets acquired:
Tangible assets acquired	10,000
Non-Compete Agreements
Net tangible assets acquired:
Tangible assets acquired	$ 100,000